Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents

As of December 31, 2019, 2020 and 2021, the balances are comprised of the following:

	December 31, 2019		December 31, 2020		December 31, 2021
Cash	Ps.	3,593,756	Ps.	6,068,555	Ps.	1,475,210
Investments of cash surpluses		3,897,894		7,840,689		10,656,679
Cash equivalents designated for expenditure, held in trust in short term		8,543		535,305		1,200,988
Total	Ps.	7,500,193	Ps.	14,444,549	Ps.	13,332,877